Long-term Debt - Interest and finance costs (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Long-term Debt [Abstract]
Interest on long term debt and capital leases	$ 19,651	$ 16,991
Less: Interest capitalized	(2,578)	(6,221)
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other Comprehensive Income (Note 14)	667	1,491
Amortization of deferred finance charges	1,561	1,199
Other bank and finance charges	393	411
Interest and finance costs	$ 19,694	$ 13,871